Other Income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary Of Other Income Explanatory
c) Other income

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021

Government assistance 1	$(258,296)	$(941,369)	$(637,942)	$(2,117,743)

Government loan forgiveness	—	(181,770)	—	(299,082)

Derecognition of contingent consideration	—	8,855	—	(572,262)

Other	(5,728)	(40,718)	(24,350)	(76,221)

Total other income	$(264,024)	$(1,155,002)	$(662,292)	$(3,065,308)

1	Majority of government assistance are grants from the Canadian Government for wage and rental subsidies.

	Year Ended December 31,

	2021	2020	2019

Government assistance 1	$(4,201,822)	$(2,775,677)	$–

US Government loan forgiveness 2 (Note 16)	(1,825,237)	(124,507)	–

Derecognition of contingent consideration (Note 18)	(1,010,024)	–	–

Other	(89,014)	(32,158)	(167,913)

Total other income	$(7,126,097)	$(2,932,342)	$(167,913)

1
Majority represents amounts received from the Canadian Government for wage and rental subsidies associated with COVID-19. The amount of government assistance available is dependent on the programs in place and the Company’s eligibility for these programs.